UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4871

General California Municipal Money Market Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	8/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
August 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.0%	Rate (%)		Date	Amount ($)	Value ($)
California--97.9%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Institute for Defense
Analyses Project) (LOC; Branch
Banking and Trust Co.)		0.25	9/7/09	3,980,000 a	3,980,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)		0.30	9/7/09	14,305,000 a	14,305,000
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)		0.67	9/7/09	3,315,000 a	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)		0.67	9/7/09	2,340,000 a	2,340,000
Alameda County Industrial
Development Authority, Revenue
(Pacific Paper Tube, Inc.
Project) (LOC; Wells Fargo
Bank)		0.47	9/7/09	2,075,000 a	2,075,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California
State Teachers Retirement
System)		0.67	9/7/09	2,960,000 a	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the

West)	0.69	9/7/09	3,000,000 a	3,000,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo
Bank)	0.47	9/7/09	2,135,000 a	2,135,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC; Comerica
Bank)	0.67	9/7/09	2,630,000 a	2,630,000
Alameda County Industrial
Development Authority, Revenue
(United Manufacturing
Assembly, Inc. Project) (LOC;
Wells Fargo Bank)	0.42	9/7/09	2,000,000 a	2,000,000
California,
Economic Recovery Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	0.75	9/7/09	29,650,000 a	29,650,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)	0.22	9/7/09	9,700,000 a	9,700,000
California,
GO Notes (LOC: JPMorgan Chase
Bank and Westdeutsche
Landesbank)	0.15	9/1/09	6,300,000 a	6,300,000
California,
GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.11	9/1/09	22,780,000 a	22,780,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.55	9/7/09	24,000,000 a	24,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC: California
Public Employees Retirement
System and JPMorgan Chase Bank)	0.10	9/1/09	14,675,000 a	14,675,000
California Department of Water

Resources, Power Supply
Revenue (LOC; Bank of America)	0.10	9/1/09	2,500,000 a	2,500,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.10	9/1/09	3,560,000 a	3,560,000
California Economic Development
Financing Authority, IDR
(Scientific Specialties
Project) (LOC; Bank of America)	0.42	9/7/09	1,045,000 a	1,045,000
California Economic Development
Financing Authority, IDR
(Vortech Engineering, Inc.
Project) (LOC; U.S. Bank NA)	0.42	9/7/09	1,915,000 a	1,915,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied
Irish Banks)	0.45	9/7/09	4,235,000 a	4,235,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied
Irish Banks)	0.45	9/7/09	950,000 a	950,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.40	2/25/10	8,400,000	8,400,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.50	9/7/09	10,000,000 a	10,000,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (LOC; U.S. Bank NA)	0.50	9/7/09	6,895,000 a	6,895,000
California Enterprise Development
Authority, IDR (Ramar
International Corporation
Project) (LOC; Bank of the
West)	0.50	9/7/09	4,220,000 a	4,220,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.85	9/7/09	10,000,000 a	10,000,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)

(LOC; Comerica Bank)	0.85	9/7/09	1,400,000 a	1,400,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	0.85	9/7/09	1,397,050 a	1,397,050
California Infrastructure and
Economic Development Bank, IDR
(Hydro System, Inc. Project)
(LOC; Comerica Bank)	0.85	9/7/09	1,460,000 a	1,460,000
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Bank)	0.90	9/7/09	3,750,000 a	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	0.62	9/7/09	3,900,000 a	3,900,000
California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Wells Fargo Bank)	0.44	9/7/09	1,650,000 a	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.52	9/7/09	1,990,000 a	1,990,000
California Infrastructure and
Economic Development Bank,
Revenue (JSerra Catholic High
School Project) (LOC; U.S.
Bank NA)	0.20	9/7/09	3,100,000 a	3,100,000
California Municipal Finance
Authority, Revenue (Vacaville
Christian Schools Project)
(LOC; Allied Irish Banks)	0.30	9/7/09	7,000,000 a	7,000,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil, Inc. Project)
(LOC; Bank of The West)	0.45	9/7/09	4,830,000 a	4,830,000
California Pollution Control

Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One N.A.)	0.15	9/1/09	2,300,000 a	2,300,000
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	4,665,000 a	4,665,000
California Pollution Control
Financing Authority, SWDR (BLT
Enterprises of Fremont LLC
Project) (LOC; Union Bank of
California)	0.49	9/7/09	7,075,000 a	7,075,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union Bank of
California)	0.57	9/7/09	4,420,000 a	4,420,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union Bank of
California)	0.57	9/7/09	2,500,000 a	2,500,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries,
Inc. Project) (LOC; U.S. Bank
NA)	0.40	9/7/09	450,000 a	450,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	715,000 a	715,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.45	9/7/09	3,395,000 a	3,395,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.45	9/7/09	7,840,000 a	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank

of the West)	0.45	9/7/09	24,310,000 a	24,310,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank of
California)	0.47	9/7/09	4,485,000 a	4,485,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	6,350,000 a	6,350,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	5,730,000 a	5,730,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	2,920,000 a	2,920,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	1,245,000 a	1,245,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	0.42	9/7/09	1,000,000 a	1,000,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	0.42	9/7/09	1,300,000 a	1,300,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.67	9/7/09	7,950,000 a	7,950,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank of California)	0.49	9/7/09	3,365,000 a	3,365,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.67	9/7/09	3,595,000 a	3,595,000

California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	0.49	9/7/09	1,220,000 a	1,220,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	0.49	9/7/09	7,410,000 a	7,410,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	2,330,000 a	2,330,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	0.49	9/7/09	17,815,000 a	17,815,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank of
California)	0.49	9/7/09	2,345,000 a	2,345,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank of
California)	0.49	9/7/09	3,870,000 a	3,870,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union Bank
of California)	0.49	9/7/09	3,350,000 a	3,350,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	0.67	9/7/09	95,000 a	95,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	5,071,000 a	5,071,000
California Pollution Control
Financing Authority, SWDR

(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	5,060,000 a	5,060,000
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union Bank of
California)	0.49	9/7/09	2,120,000 a	2,120,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.67	9/7/09	2,920,000 a	2,920,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank of California)	0.49	9/7/09	5,200,000 a	5,200,000
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the
West)	0.55	9/7/09	3,400,000 a	3,400,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	1.27	9/7/09	3,700,000 a	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	1.27	9/7/09	4,600,000 a	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	1.27	9/7/09	2,935,000 a	2,935,000
California Statewide Communities
Development Authority, Revenue
(Rady Children's Hospital -
San Diego) (LOC; Bank of the
West)	0.11	9/1/09	3,300,000 a	3,300,000
California Statewide Communities
Development Authority, Revenue
(The Culinary Institute of
America) (LOC; Allied Irish
Banks)	0.55	9/7/09	5,200,000 a	5,200,000
California Statewide Communities

Development Authority, Revenue
(University Retirement
Community at Davis Project)
(LOC; Bank of America)	0.10	9/1/09	1,500,000 a	1,500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	12/10/09	32,000,000	32,000,000
California Statewide Communities
Development Authority,
Revenue, Refunding (University
Retirement Community at Davis
Project) (LOC; Bank of America)	0.13	9/1/09	28,200,000 a	28,200,000
Commerce Joint Powers Financing
Authority, IDR (Precision Wire
Products, Inc. Project) (LOC;
Bank of America)	0.42	9/7/09	1,065,000 a	1,065,000
Contra Costa County
COP (Concord Healthcare
Center, Inc.) (LOC; Bank of
America)	0.58	9/7/09	1,140,000 a	1,140,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.31	9/7/09	17,010,000 a,b	17,010,000
Eastern Municipal Water District,
Water and Sewer Revenue, COP
(Installment Sale Agreement
with Eastern Municipal Water
District Facilities
Corporation) (Liquidity
Facility; Citibank NA)	0.29	9/7/09	5,000,000 a,b	5,000,000
Fremont Public Financing
Authority, COP (Financing
Project) (LOC; Allied Irish
Banks)	0.30	9/7/09	20,340,000 a	20,340,000
Grant Joint Union High School
District, COP (School Facility
Bridge Fund Program) (Insured;
FSA and Liquidity Facility;

Dexia Credit Locale)	2.00	9/7/09	5,420,000 a	5,420,000
Irvine Assessment District Number
97-16, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	0.10	9/1/09	7,700,000 a	7,700,000
Kern County Board of Education,
TRAN	2.00	9/8/09	2,900,000	2,900,230
Los Angeles Community
Redevelopment Agency, COP
(Broadway-Spring Center
Project) (LOC; Comerica Bank)	1.27	9/7/09	3,600,000 a	3,600,000
Los Angeles Community
Redevelopment Agency, MFHR
(Views at 270) (LOC; Citibank
NA)	0.43	9/7/09	1,685,000 a	1,685,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.10	9/1/09	4,125,000 a	4,125,000
Los Angeles Department of
Airports, Airport Revenue, CP
(LOC: Citibank NA and State
Street Bank and Trust Co.)	0.35	9/3/09	4,500,000	4,500,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel,
Inc. Project) (LOC; Comerica
Bank)	1.30	9/7/09	1,560,000 a	1,560,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California
State Teachers Retirement
System)	0.61	9/7/09	3,000,000 a	3,000,000
Los Angeles Industrial Development
Authority, IDR (Wing Hing
Noodle Company Project) (LOC;
Comerica Bank)	1.30	9/7/09	1,525,000 a	1,525,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	0.40	10/14/09	4,500,000	4,500,000
Macon Trust Various Certificates

(Tustin Unified School
District, Special Tax Revenue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.79	9/7/09	13,095,000 a,b	13,095,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.14	9/1/09	5,800,000 a	5,800,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.61	9/7/09	940,000 a,b	940,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	1.36	9/7/09	3,875,000 a,b	3,875,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.61	9/7/09	22,000,000 a,b	22,000,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	1.00	9/7/09	2,155,000 a	2,155,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California

State Teachers Retirement
System)	0.50	9/7/09	4,275,000 a	4,275,000
Roseville City School District,
GO Notes, TRAN	2.00	9/9/09	8,800,000	8,800,719
Roseville Joint Union High School
District, GO Notes, TRAN	2.00	9/9/09	8,000,000	8,000,654
Sacramento Suburban Water
District, COP, Refunding (LOC;
Allied Irish Banks)	0.26	9/7/09	12,450,000 a	12,450,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; FSA and
Liquidity Facility;
Westdeutsche Landesbank)	0.55	9/7/09	7,100,000 a	7,100,000
Tahoe-Truckee Unified School
District, GO Notes, TRAN	2.00	9/9/09	8,100,000	8,100,662
Tulare-Porterville Schools
Financing Authority, COP
(Refinancing Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.00	9/7/09	6,075,000 a	6,075,000
University of California,
Revenue, CP	0.35	9/15/09	11,300,000	11,300,000
University of California,
Revenue, CP	0.35	10/14/09	11,000,000	11,000,000
Wells Fargo Stage Trust
(City and County of San
Francisco, COP (Multiple
Capital Improvement Projects))
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)	0.25	9/7/09	4,780,000 a,b	4,780,000
Wells Fargo Stage Trust
(San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.25	9/7/09	7,000,000 a,b	7,000,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	9/9/09	9,100,000	9,100,744

U.S. Related--2.1%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.39	9/7/09	10,415,000 a,b	10,415,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	1.33	9/7/09	4,940,000 a,b	4,940,000

Total Investments (cost $715,566,059)			100.0%	715,566,059
Liabilities, Less Cash and Receivables			(.0%)	(65,254)
Net Assets			100.0%	715,500,805

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $89,055,000 or 12.4% of net assets.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty

CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	715,566,059
Level 3 - Significant Unobservable Inputs	-
Total	715,566,059

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: Each fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program. the Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and

.015% except for Dreyfus Cash Management Plus, Inc., which was .015%, .022% and .023%, respectively, of the funds’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the funds without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

               (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)